OTHER CURRENT LIABILITIES - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
Contract liabilities	$ 1,325	$ 612
Dividend payable	291	671
Onerous contracts provisions	2,110	9,640
Other current liabilities	1,563	3,212
Total	$ 5,289	$ 14,135